Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
June 30, 2021

Absolute Funds
Shares Security Description Value
Long Positions - 100.5%
Equity Securities - 0.1%
Common Stock - 0.1%
Health Care - 0.1%
14,400 Accolade, Inc.
(a)
(Cost $771,120) $ 782,064
Principal Security Description Rate Maturity Value
Fixed Income Securities - 99.1%
Corporate Convertible Bonds - 98.7%
Communication Services - 11.2%
$ 1,000,000 FireEye, Inc.
(b)
1.63% 06/01/35 995,684
1,372,000 FireEye, Inc.
(b)
0.88  06/01/24 1,556,362
3,750,000 Harmonic, Inc.
(b)
2.00  09/01/24 4,450,875
2,000,000 Infinera Corp.
(b)
2.13  09/01/24 2,450,881
3,000,000 Infinera Corp. 2.50  03/01/27 4,568,288
4,000,000 InterDigital, Inc. 2.00  06/01/24 4,452,500
500,000 Liberty Broadband Corp.
(c)
1.25  09/30/50 505,750
1,500,000 Liberty Media Corp.
(c)
0.50  12/01/50 1,729,500
2,500,000 Limelight Networks, Inc.
(c)
3.50  08/01/25 2,272,456
2,000,000 Okta, Inc. 0.38  06/15/26 2,502,000
2,000,000 PagerDuty, Inc.
(c)
1.25  07/01/25 2,612,500
3,000,000 Palo Alto Networks, Inc. 0.38  06/01/25 4,095,000
4,701,000 Q2 Holdings, Inc.
(b)
0.75  06/01/26 6,167,712
2,500,000 RingCentral, Inc.
(c)(d)
0.00  03/15/26 2,540,625
2,970,000 TechTarget, Inc.
(c)
0.13  12/15/25 3,760,020
661,000 Twitter, Inc. 0.25  06/15/24 908,478
2,500,000 Twitter, Inc.
(c)(d)
1.81  03/15/26 2,396,875
1,702,000 Twitter, Inc., Series 2014 1.00  09/15/21 1,738,168
3,053,000 Vonage Holdings Corp. 1.75  06/01/24 3,418,262
53,121,936
Consumer Discretionary - 14.7%
1,500,000 2U, Inc. 2.25  05/01/25 2,474,250
3,000,000 Airbnb, Inc.
(c)(d)
0.00  03/15/26 2,835,000
3,000,000 Alarm.com Holdings, Inc.
(c)(d)
1.40 -
1.81  01/15/26 2,766,000
5,000,000 American Airlines Group, Inc.
(b)
6.50  07/01/25 7,862,500
1,000,000 American Eagle Outfitters, Inc.
(b)
3.75  04/15/25 4,369,000
2,670,000 Callaway Golf Co. 2.75  05/01/26 5,455,144
3,500,000 Chegg, Inc.
(c)(d)
0.10  09/01/26 3,654,000
1,500,000 Eventbrite, Inc. 5.00  12/01/25 2,635,093
3,500,000 Eventbrite, Inc.
(c)
0.75  09/15/26 3,421,250
2,000,000 Fiverr International, Ltd.
(c)(d)
0.00  11/01/25 2,677,000
3,500,000 Groupon, Inc.
(c)
1.13  03/15/26 3,287,813
5,000,000 IMAX Corp.
(c)
0.50  04/01/26 5,237,500
1,000,000 LCI Industries
(c)
1.13  05/15/26 1,030,500
1,000,000 Penn National Gaming, Inc.
(b)
2.75  05/15/26 3,346,900
1,000,000 Royal Caribbean Cruises, Ltd.
(c)
4.25  06/15/23 1,367,574
1,000,000 Royal Caribbean Cruises, Ltd.
(c)
2.88  11/15/23 1,258,736
500,000 Spirit Airlines, Inc. 4.75  05/15/25 1,299,400
2,500,000 Spirit Airlines, Inc. 1.00  05/15/26 2,395,250
4,105,000 Stride, Inc.
(c)
1.13  09/01/27 3,822,576
1,000,000 The Cheesecake Factory, Inc. 0.38  06/15/26 989,375
4,500,000 The RealReal, Inc.
(c)
1.00  03/01/28 4,151,250
3,000,000 Wayfair, Inc.
(c)
0.63  10/01/25 3,210,000
69,546,111
Consumer Staples - 1.6%
3,550,000 Flexion Therapeutics, Inc.
(b)
3.38  05/01/24 3,222,526
3,000,000 FTI Consulting, Inc.
(b)
2.00  08/15/23 4,296,000
7,518,526
Energy - 3.0%
4,000,000 Enphase Energy, Inc.
(c)(d)
2.41  03/01/28 3,896,490
5,627,000 Helix Energy Solutions Group, Inc.
(b)
6.75  02/15/26 6,913,333
500,000 Newpark Resources, Inc.
(b)
4.00  12/01/21 497,500
2,500,000 Oil States International, Inc.
(c)
4.75  04/01/26 2,712,115
14,019,438

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
June 30, 2021

Absolute Funds
Principal Security Description Rate Maturity Value
Financials - 2.5%
$ 2,842,000 Encore Capital Group, Inc.
(b)
3.25% 10/01/25 $ 3,862,815
2,000,000 Pinduoduo, Inc.
(d)
0.00  12/01/25 2,064,000
1,850,000 Realogy Group, LLC/Realogy Co.-Issuer Corp.
(c)
0.25  06/15/26 1,865,747
1,500,000 Redfin Corp.
(c)(d)
0.00  10/15/25 1,689,750
1,500,000 Repay Holdings Corp.
(c)(d)
0.80  02/01/26 1,492,500
1,000,000 WisdomTree Investments, Inc.
(c)
3.25  06/15/26 960,000
11,934,812
Health Care - 20.1%
2,500,000 1Life Healthcare, Inc. 3.00  06/15/25 2,773,500
5,000,000 Accuray, Inc.
(c)
3.75  06/01/26 5,409,500
3,089,000 Allscripts Healthcare Solutions, Inc.
(b)
0.88  01/01/27 4,604,751
2,500,000 Avid SPV, LLC
(c)
1.25  03/15/26 3,441,740
2,250,000 Bridgebio Pharma, Inc.
(c)
2.25  02/01/29 2,184,015
3,000,000 CONMED Corp.
(b)
2.63  02/01/24 4,848,750
4,500,000 CryoLife, Inc.
(c)
4.25  07/01/25 6,471,562
2,000,000 Cutera, Inc.
(c)
2.25  03/15/26 3,270,000
500,000 Envista Holdings Corp. 2.38  06/01/25 1,067,500
2,077,000 Exact Sciences Corp.
(b)
1.00  01/15/25 3,694,464
2,050,000 Glaukos Corp. 2.75  06/15/27 3,505,500
3,000,000 Gossamer Bio, Inc.
(b)
5.00  06/01/27 2,424,375
1,450,000 Health Catalyst, Inc. 2.50  04/15/25 2,786,719
1,563,000 Insmed, Inc. 0.75  06/01/28 1,726,138
1,000,000 Invacare Corp.
(c)
4.25  03/15/26 1,002,893
4,837,000 Jazz Investments I, Ltd. 2.00  06/15/26 6,457,395
2,000,000 Kadmon Holdings, Inc.
(c)
3.63  02/15/27 1,750,049
5,000,000 MannKind Corp.
(c)
2.50  03/01/26 6,407,094
2,704,000 NuVasive, Inc. 0.38  03/15/25 2,678,650
4,000,000 Pacira BioSciences, Inc.
(c)
0.75  08/01/25 4,405,000
3,300,000 PetIQ, Inc. 4.00  06/01/26 4,974,750
3,626,000 SmileDirectClub, Inc.
(c)(d)
1.95 -
2.83  02/01/26 2,986,917
3,000,000 Tabula Rasa HealthCare, Inc. 1.75  02/15/26 3,078,900
1,750,000 Travere Therapeutics, Inc.
(b)
2.50  09/15/25 1,488,670
6,000,000 Varex Imaging Corp. 4.00  06/01/25 8,895,000
2,800,000 Zogenix, Inc.
(c)
2.75  10/01/27 2,863,000
95,196,832
Industrials - 13.2%
1,000,000 Bloom Energy Corp.
(c)
2.50  08/15/25 1,787,400
2,205,000 Chart Industries, Inc.
(c)
1.00  11/15/24 5,591,053
2,000,000 GoPro, Inc.
(c)
1.25  11/15/25 2,808,936
5,690,000 Granite Construction, Inc.
(b)
2.75  11/01/24 8,237,593
1,499,000 II-VI, Inc.
(b)
0.25  09/01/22 2,367,671
5,000,000 Itron, Inc.
(c)(d)
1.18  03/15/26 5,186,197
2,443,000 John Bean Technologies Corp.
(c)
0.25  05/15/26 2,604,238
2,508,000 Kaman Corp.
(b)
3.25  05/01/24 2,658,576
3,000,000 KBR, Inc.
(b)
2.50  11/01/23 4,719,000
1,956,000 Knowles Corp. 3.25  11/01/21 2,196,784
2,700,000 Mesa Laboratories, Inc.
(b)
1.38  08/15/25 3,125,250
3,876,000 SMART Global Holdings, Inc. 2.25  02/15/26 5,346,554
3,285,000 The Greenbrier Cos., Inc.
(b)
2.88  02/01/24 3,527,433
3,000,000 The Greenbrier Cos., Inc.
(c)
2.88  04/15/28 3,138,000
1,500,000 The Middleby Corp.
(c)
1.00  09/01/25 2,163,000
3,000,000 Veoneer, Inc. 4.00  06/01/24 3,817,500
2,751,000 Winnebago Industries, Inc. 1.50  04/01/25 3,540,193
62,815,378
Information Technology - 30.8%
3,500,000 Bandwidth, Inc.
(c)
0.50  04/01/28 3,613,750
2,500,000 Bentley Systems, Inc.
(c)
0.38  07/01/27 2,575,000
3,000,000 Blackline, Inc.
(c)(d)
0.95  03/15/26 2,895,000
1,770,000 Box, Inc.
(c)(d)
0.00  01/15/26 2,108,601
2,000,000 Cloudflare, Inc. 0.75  05/15/25 5,705,000
3,500,000 Coupa Software, Inc. 0.38  06/15/26 4,055,187
3,000,000 Dropbox, Inc.
(c)(d)
0.06  03/01/26 3,228,000
1,522,000 Envestnet, Inc.
(b)
1.75  06/01/23 1,871,109

Absolute Convertible Arbitrage Fund
Schedule of Investments (Unaudited)
June 30, 2021

Absolute Funds
Principal Security Description Rate Maturity Value
Information Technology - 30.8% (continued)
$ 2,750,000 Envestnet, Inc.
(c)
0.75% 08/15/25 $ 2,746,700
2,000,000 Everbridge, Inc.
(b)
0.13  12/15/24 2,738,750
1,500,000 Evolent Health, Inc.
(b)(c)
3.50  12/01/24 2,028,750
3,801,000 Evolent Health, Inc. 1.50  10/15/25 3,675,092
4,000,000 Fastly, Inc.
(c)(d)
2.11 -
3.45  03/15/26 3,746,000
5,000,000 Five9, Inc.
(c)
0.50  06/01/25 7,415,625
3,980,000 Guidewire Software, Inc.
(b)
1.25  03/15/25 4,674,013
1,500,000 HubSpot, Inc. 0.38  06/01/25 3,182,250
2,850,000 Impinj, Inc.
(b)
2.00  12/15/26 4,747,729
2,500,000 Insight Enterprises, Inc.
(b)
0.75  02/15/25 3,821,646
3,000,000 LivePerson, Inc.
(c)(d)
0.06  12/15/26 3,225,000
4,000,000 Lumentum Holdings, Inc. 0.50  12/15/26 4,335,200
4,000,000 Magnite, Inc.
(c)
0.25  03/15/26 3,587,600
1,180,000 MicroStrategy, Inc.
(c)
0.75  12/15/25 2,111,020
1,500,000 MicroStrategy, Inc.
(c)(d)
5.83  02/15/27 1,126,500
1,950,000 Mitek Systems, Inc.
(c)
0.75  02/01/26 2,236,455
3,500,000 Model N, Inc. 2.63  06/01/25 4,437,972
3,000,000 MongoDB, Inc. 0.25  01/15/26 5,428,125
4,000,000 Nova Measuring Instruments, Ltd.
(c)(d)
0.00  10/15/25 5,882,500
1,000,000 Omnicell, Inc.
(c)
0.25  09/15/25 1,624,500
4,000,000 Perficient, Inc.
(c)
1.25  08/01/25 6,587,600
4,000,000 Progress Software Corp.
(c)
1.00  04/15/26 4,062,288
2,000,000 PROS Holdings, Inc.
(c)
2.25  09/15/27 2,623,750
2,750,000 Rapid7, Inc. 2.25  05/01/25 4,577,031
2,000,000 Splunk, Inc. 1.13  09/15/25 2,445,000
2,000,000 Spotify USA, Inc.
(c)(d)
1.47  03/15/26 1,877,000
3,000,000 Veeco Instruments, Inc.
(c)
3.75  06/01/27 5,646,036
2,500,000 Verint Systems, Inc.
(c)
0.25  04/15/26 2,463,864
6,000,000 Vocera Communications, Inc.
(c)
0.50  09/15/26 5,700,000
4,500,000 Workiva, Inc. 1.13  08/15/26 6,872,103
3,000,000 Zynga, Inc.
(b)
0.25  06/01/24 4,143,900
145,821,646
Materials - 1.6%
4,000,000 MP Materials Corp.
(c)
0.25  04/01/26 4,314,907
2,710,000 SSR Mining, Inc. 2.50  04/01/39 3,296,173
7,611,080
Total Corporate Convertible Bonds (Cost $408,846,113) 467,585,759
Corporate Non-Convertible Bond - 0.4%
Materials - 0.4%
2,000,000 Century Aluminum Co.
(c)
(Cost $2,143,963) 2.75  05/01/28 1,945,571
Total Fixed Income Securities (Cost $410,990,076) 469,531,330
Shares Security Description Value
Money Market Fund - 1.3%
6,001,824 BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.01%
(e)
(Cost $6,001,824) 6,001,824
Total Long Positions - 100.5% (Cost $417,763,020) 476,315,218
Total Short Positions - (55.9)% (Proceeds $(230,504,758)) (265,137,536)
Other Assets & Liabilities, Net - 55.4% 262,707,839
Net Assets - 100.0% $ 473,885,521

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
June 30, 2021

Absolute Funds
i
Shares Security Description Value
Short Positions - (55.9)%
Common Stock - (55.9)%
Communication Services - (5.3)%
(150) Charter Communications, Inc., Class A $ (108,218)
(31,501) FireEye, Inc. (636,950)
(266,559) Harmonic, Inc. (2,271,083)
(459,537) Infinera Corp. (4,687,277)
(22,300) InterDigital, Inc. (1,628,569)
(111,518) Limelight Networks, Inc. (351,282)
(5,800) Okta, Inc. (1,419,144)
(34,309) PagerDuty, Inc. (1,460,877)
(7,751) Palo Alto Networks, Inc. (2,876,009)
(40,697) Q2 Holdings, Inc. (4,174,698)
(3,188) RingCentral, Inc., Class A (926,369)
(30,000) TechTarget, Inc. (2,324,700)
(14,589) Twitter, Inc. (1,003,869)
(91,500) Vonage Holdings Corp. (1,318,515)
(25,187,560)
Consumer Discretionary - (8.4)%
(42,755) 2U, Inc. (1,781,601)
(4,118) Airbnb, Inc. (630,631)
(9,180) Alarm.com Holdings, Inc. (777,546)
(256,183) American Airlines Group, Inc. (5,433,641)
(112,600) American Eagle Outfitters, Inc. (4,225,878)
(126,072) Callaway Golf Co. (4,252,409)
(20,044) Chegg, Inc. (1,665,857)
(172,050) Eventbrite, Inc., Class A (3,268,950)
(7,112) Fiverr International, Ltd. (1,724,589)
(29,800) Groupon, Inc. (1,286,168)
(102,087) IMAX Corp. (2,194,870)
(3,200) LCI Industries (420,544)
(10,500) Live Nation Entertainment, Inc. (919,695)
(39,600) Penn National Gaming, Inc. (3,029,004)
(18,742) Royal Caribbean Cruises, Ltd. (1,598,318)
(63,100) Spirit Airlines, Inc. (1,920,764)
(39,500) Stride, Inc. (1,269,135)
(7,672) The Cheesecake Factory, Inc. (415,669)
(90,700) The RealReal, Inc. (1,792,232)
(3,850) Wayfair, Inc., Class A (1,215,483)
(39,822,984)
Consumer Staples - (0.7)%
(35,200) Flexion Therapeutics, Inc. (289,696)
(22,254) FTI Consulting, Inc. (3,040,119)
(3,329,815)
Energy - (1.2)%
(8,535) Enphase Energy, Inc. (1,567,282)
(538,657) Helix Energy Solutions Group, Inc. (3,075,731)
(131,788) Oil States International, Inc. (1,034,536)
(5,677,549)
Financials - (1.1)%
(52,100) Encore Capital Group, Inc. (2,469,019)
(5,723) Pinduoduo, Inc., ADR (726,936)
(38,033) Realogy Holdings Corp. (692,961)
(12,600) Redfin Corp. (798,966)
(23,300) Repay Holdings Corp. (560,132)
(32,725) WisdomTree Investments, Inc. (202,895)
(5,450,909)
Health Care - (12.0)%
(25,987) 1Life Healthcare, Inc. (859,130)
(14,400) Accolade, Inc. (782,064)
(617,800) Accuray, Inc. (2,792,456)
(182,500) Allscripts Healthcare Solutions, Inc. (3,378,075)
(89,400) Avid Bioservices, Inc. (2,293,110)
(15,100) Bridgebio Pharma, Inc. (920,496)
(26,988) CONMED Corp. (3,708,961)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
June 30, 2021

Absolute Funds
Shares Security Description Value
Health Care - (12.0)% (continued)
(149,000) CryoLife, Inc. $ (4,231,600)
(49,000) Cutera, Inc. (2,402,470)
(21,300) Envista Holdings Corp. (920,373)
(22,032) Exact Sciences Corp. (2,738,798)
(29,480) Glaukos Corp. (2,500,788)
(129,000) Gossamer Bio, Inc. (1,047,480)
(42,000) Health Catalyst, Inc. (2,331,420)
(33,500) Insmed, Inc. (953,410)
(62,669) Invacare Corp. (505,739)
(22,842) Jazz Pharmaceuticals PLC (4,057,653)
(195,500) Kadmon Holdings, Inc. (756,585)
(649,500) MannKind Corp. (3,539,775)
(12,150) NuVasive, Inc. (823,527)
(35,628) Pacira BioSciences, Inc. (2,161,907)
(87,300) PetIQ, Inc. (3,369,780)
(100,000) SmileDirectClub, Inc. (868,000)
(22,713) Tabula Rasa HealthCare, Inc. (1,135,650)
(19,800) Travere Therapeutics, Inc. (288,882)
(228,889) Varex Imaging Corp. (6,138,803)
(75,500) Zogenix, Inc. (1,304,640)
(56,811,572)
Industrials - (8.2)%
(51,000) Bloom Energy Corp., Class A (1,370,370)
(35,150) Chart Industries, Inc. (5,143,148)
(162,000) GoPro, Inc., Class A (1,887,300)
(134,519) Granite Construction, Inc. (5,586,574)
(27,362) II-VI, Inc. (1,986,208)
(22,735) Itron, Inc. (2,273,045)
(8,600) John Bean Technologies Corp. (1,226,532)
(15,190) Kaman Corp. (765,576)
(94,570) KBR, Inc. (3,607,845)
(74,300) Knowles Corp. (1,466,682)
(5,853) Mesa Laboratories, Inc. (1,587,158)
(73,214) SMART Global Holdings, Inc. (3,490,844)
(60,097) The Greenbrier Cos., Inc. (2,619,027)
(9,250) The Middleby Corp. (1,602,655)
(94,098) Veoneer, Inc. (2,168,959)
(28,800) Winnebago Industries, Inc. (1,957,248)
(38,739,171)
Information Technology - (18.1)%
(12,572) Bandwidth, Inc., Class A (1,733,930)
(16,380) Bentley Systems, Inc. (1,061,096)
(9,800) BlackLine, Inc. (1,090,446)
(43,743) Box, Inc. (1,117,634)
(50,176) Cloudflare, Inc., Class A (5,310,628)
(7,744) Coupa Software, Inc. (2,029,780)
(35,478) Dropbox, Inc., Class A (1,075,338)
(23,512) Envestnet, Inc. (1,783,620)
(13,277) Everbridge, Inc. (1,806,734)
(99,717) Evolent Health, Inc., Class A (2,106,023)
(17,852) Fastly, Inc. (1,063,979)
(28,463) Five9, Inc. (5,219,830)
(21,567) Guidewire Software, Inc. (2,431,032)
(4,621) HubSpot, Inc. (2,692,749)
(66,900) Impinj, Inc. (3,451,371)
(30,181) Insight Enterprises, Inc. (3,018,402)
(25,398) LivePerson, Inc. (1,606,170)
(25,824) Lumentum Holdings, Inc. (2,118,343)
(24,900) Magnite, Inc. (842,616)
(3,196) MicroStrategy, Inc. (2,123,742)
(60,000) Mitek Systems, Inc. (1,155,600)
(73,400) Model N, Inc. (2,515,418)
(12,207) MongoDB, Inc. (4,413,075)
(42,466) Nova Measuring Instruments, Ltd. (4,369,327)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short (Unaudited)
June 30, 2021

Absolute Funds
Shares Security Description Value
Information Technology - (18.1)% (continued)
(8,850) Omnicell, Inc. $ (1,340,332)
(60,613) Perficient, Inc. (4,874,497)
(35,000) Progress Software Corp. (1,618,750)
(36,300) PROS Holdings, Inc. (1,654,191)
(36,006) Rapid7, Inc. (3,407,248)
(8,056) Splunk, Inc. (1,164,736)
(1,364) Spotify Technology SA (375,905)
(178,700) Veeco Instruments, Inc. (4,295,948)
(21,000) Verint Systems, Inc. (946,470)
(53,806) Vocera Communications, Inc. (2,144,169)
(43,643) Workiva, Inc. (4,858,775)
(275,054) Zynga, Inc. (2,923,824)
(85,741,728)
Materials - (0.9)%
(76,976) Century Aluminum Co. (992,221)
(54,757) MP Materials Corp. (2,018,343)
(87,600) SSR Mining, Inc. (1,365,684)
(4,376,248)
Total Common Stock (Proceeds $(230,504,758)) (265,137,536)
Total Short Positions - (55.9)% (Proceeds $(230,504,758)) $ (265,137,536)

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short (Unaudited)
June 30, 2021

Absolute Funds
At June 3 0 , 202 1 , the Fund held the following exchange traded futures contracts:
The following is a summary of the inputs used to value the Fund's investments and liabilities as of June 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
*Other Financial Instruments are derivatives not reflected in the Schedules of Investments and Securities Sold Short, such as futures, which are valued at the unrealized appreciation/(depreciation) at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
ADR American Depositary Receipt
LLC Limited Liability Company
PLC Public Limited Company
(a) Non-income producing security.
(b) All or a portion of this security is held as collateral for securities sold short.
(c) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $215,996,138 or 45.6% of net assets.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Appreciation
(500) U.S. 5 Year Treasury Note Futures 09/30/21 $ (61,728,322) $ (61,714,844) $ 13,478
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Health Care $ 782,064 $ – $ – $ 782,064
Corporate Convertible Bonds – 467,585,759 – 467,585,759
Corporate Non-Convertible Bond – 1,945,571 – 1,945,571
Money Market Fund – 6,001,824 – 6,001,824
Investments at Value $ 782,064 $ 475,533,154 $ – $ 476,315,218
Other Financial Instruments*
Futures 13,478 – – 13,478
Total Assets $ 795,542 $ 475,533,154 $ – $ 476,328,696
Liabilities
Securities Sold Short
Common Stock $ (265,137,536) $ – $ – $ (265,137,536)
Securities Sold Short $ (265,137,536) $ – $ – $ (265,137,536)
Total Liabilities $ (265,137,536) $ – $ – $ (265,137,536)